SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (Parenthetical) - USD ($)			12 Months Ended
		Mar. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable	[1]					$ 121,375
Interest expenses			$ 126,643	23,562	$ 52,524
EF Hutton LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			10.00%
Deferred underwriter commission			$ 862,500
Outstanding and unpaid amount			662,500
Ming Chia Huang [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt convertsion amount		$ 473,100
Debt converted shares		4,731,000
Jiandong Zhang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest free loan			$ 68,500
Lu Huang [Member] | Loans One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			6.00%
Interest free loan			$ 31,510
Lu Huang [Member] | Loans Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate			10.00%
Interest free loan			$ 20,550
Sale and Leaseback Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable			$ 793,875	$ 485,070	$ 478,088
Annual interest rate			10.20%	9.40%

[1]	The balance includes (i) an interest-free loan from Jiandong Zhang in the amount of US$68,500 which will be due in June 2025, (ii) two loans from Lu Huang, one in the amount of US$31,510 with an annual interest rate of 6%, which will be due in September 2025. The other one in the amount of US$20,550 with an annual interest rate of 10%, which is due on demand.